RELATED PARTIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTIES
Short-term employee benefits	₽ (74)	₽ (46)	₽ (38)
Share-based payment expense	(317)	(1,573)	(313)
Total key management remuneration	₽ (391)	₽ (1,619)	₽ (351)